Debt (Details) (USD $)	3 Months Ended		3 Months Ended	12 Months Ended							12 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012 Private Placement Notes [Member]	Sep. 30, 2013 Private Placement Notes [Member]	Sep. 30, 2013 Senior Notes Due May 2021 [Member]	Sep. 30, 2012 Senior Notes Due May 2021 [Member]	May 19, 2011 Senior Notes Due May 2021 [Member]	Sep. 30, 2013 Senior Notes Due May 2022 [Member]	Sep. 30, 2012 Senior Notes Due May 2022 [Member]	May 24, 2012 Senior Notes Due May 2022 [Member]	Sep. 30, 2012 Term Loan Due 2012 [Member]	Sep. 30, 2013 Term Loan Due 2012 [Member]	Sep. 30, 2013 Debt Covered By Interest Rate Swap Agreements [Member]
Short-term Debt [Abstract]
Notes payable	$ 162,400,000	$ 99,000,000
Short-term Debt, Weighted Average Interest Rate	2.20%	2.50%
Long-term Debt	2,370,100,000	2,138,800,000	1,165,000,000	1,040,000,000	600,000,000	600,000,000		498,800,000	498,600,000		106,500,000	0
Current maturities of long-term debt	231,500,000	140,000,000
Long-term debt	2,138,600,000	1,998,800,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum				5.20%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum				6.60%
Debt Instrument, Interest Rate, Stated Percentage					4.70%		4.70%	4.70%		4.70%
Debt, Long-term and Short-term, Combined Amount		2,237,800,000											99,000,000
Total Committed Debt Facilities		2,687,800,000
Receivables Securitization Program, Maximum Borrowing Capacity		200,000,000
Receivables Securitization Program, Amount Outstanding	140,000,000	78,000,000
Aggregate principal amount							600,000,000			500,000,000
Repayments of Long-term Debt	495,000,000		100,000,000								335,000,000
Long-term Debt, Fiscal Year Maturity [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months		140,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Two		230,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Three		210,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Four		150,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Five		310,000,000
Long-term Debt, Maturities, Repayments of Principal after Year Five		$ 1,100,000,000